Trust Account and Fair Value Measurement (Details) - Schedule of fair values investments active markets for identical assets or liabilities	Mar. 31, 2021 USD ($)
Carrying value [Member]
Assets:
Total	$ 172,598,000
Gross Unrealized Holding Gains [Member]
Assets:
Total	4,000
Cash and Money Market Funds [Member] | Carrying value [Member]
Assets:
Total	1,000
Cash and Money Market Funds [Member] | Gross Unrealized Holding Gains [Member]
Assets:
Total
U.S. Government Treasury Bills [Member] | Carrying value [Member]
Assets:
Total	172,597,000
U.S. Government Treasury Bills [Member] | Gross Unrealized Holding Gains [Member]
Assets:
Total	4,000
Quoted Price Prices in Active Markets (Level 1) [Member]
Assets:
Total	172,602,000
Quoted Price Prices in Active Markets (Level 1) [Member] | Cash and Money Market Funds [Member]
Assets:
Total	1,000
Quoted Price Prices in Active Markets (Level 1) [Member] | U.S. Government Treasury Bills [Member]
Assets:
Total	$ 172,601,000